ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE	The Company’s accounts receivable consists of the following:
	June 30, 2023	December 31, 2022
	$	$
Trade receivables	193,834	748,097
GST receivable	19,679	22,276
	213,513	770,373